Reverse Acquisition and Subsequent Sale of Entertainment (Schedule of fair value of assets and liabilities) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Assets
Goodwill	$ 1,634,507	$ 834,220	$ 892,312
FLCR [Member]
Assets
Cash	22,205	22,205
Property and equipment	4,209,995	4,209,995
Other	20,716	20,716
Other assets	1,511,844	1,511,844
Goodwill	892,312	892,312
Total Assets	6,657,072	6,657,072
Liabilities
Accounts payable	208,763	208,763
Long-term debt	4,593,851	4,593,851
Short-term debt	799,534	799,534
Accrued interest	78,948	78,948
Other	83,664	83,664
Total Liabilities	5,764,760	5,764,760
Net Assets	892,312	892,312
Consideration	58,092	58,092
Fair value of noncontrolling interests	834,220	834,220
Total Recongnized Identifiable Assets Acquired	$ 892,312	$ 892,312